Remuneration of key management personnel	12 Months Ended
Dec. 31, 2024
Remuneration of key management personnel
Remuneration of key management personnel

28.   Remuneration of key management personnel

The remuneration of the key management personnel (14 employees for the years ended December 31, 2024, 2023 and 2022 respectively), which comprises the Company’s management committee, during the years ended December 31 is as follows:

	2024	2023	2022
	US$'000	US$'000	US$'000
Fixed remuneration	5,889	5,894	5,404
Variable remuneration	4,898	4,492	5,199
Contributions to pension plans and insurance policies	321	299	315
Share-based compensation	3,939	7,402	5,937
Termination benefits	281	262	316
Other remuneration	19	18	16
Total	15,347	18,367	17,187

During 2024, 2023 and 2022, no loans and advances have been granted to key management personnel.